Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes
15 Income taxes

Accounting policy:

The total rate of income tax and social contribution is 34%. Current tax and deferred tax are recognized in profit or loss, with the exception of certain transactions which are directly recognized in shareholder’s equity or other comprehensive income.

a) Current tax

It is the expected tax payable or receivable on taxable profit or loss for the year, using tax rates enacted or substantively enacted as of the date of the financial position, as well as any adjustments to tax payable in respect of prior years.

b) Deferred tax

Deferred tax is recognized as temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation and tax loss.

The measurement of deferred tax reflects how the Company expects, at the end of the reporting period, to realize or settle the carrying value of its assets and liabilities. Deferred tax is measured at the rates anticipated to be applied to temporary differences upon their reversal, using rates enacted or substantively enacted as of the date of the financial position.

If there is a legally enforceable right to offset current tax assets and liabilities, and if they relate to taxes imposed by the same tax authority on the same taxable entity, deferred tax assets and liabilities are offset.

c) Tax Exposure

In calculating the amount of current and deferred tax, the Company considers the impact of uncertain tax positions and the possibility of additional taxes and interest being owed. This evaluation is based on estimates and hypotheses and may involve a series of future event judgments. New information may become available, causing the Company to change its opinion regarding the sufficiency of existing tax liabilities; such changes in tax obligations will have an impact on tax expenses in the period in which the determination is made.

d) Recoverability of deferred income tax

When evaluating the recoverability of deferred taxes, Management takes future taxable income projections and changes in temporary differences into account. The recoverability of the deferred tax asset in the parent company depends on taxable income projections. When it is unlikely that a portion or all the tax liability will be realized, the tax asset is reversed. No deadline exists for the utilization of tax losses and negative bases, but the utilization of these accumulated losses from prior years is limited to 30% of annual taxable income.

The Company and its subsidiaries are committed to good tax practices, observing the applicable laws and regulations in the countries where they operate. They also commit to adopting transfer pricing policies aligned with the arm’s‑length principle and with the rules established by the tax legislation of the jurisdictions in which they operate, ensuring transparency in transactions, business ethics, and the non‑use of practices that result in the artificial reduction of the tax burden.

a) Reconciliation of income tax and social contribution expenses:

	Consolidated
	December 31, 2025	December 31, 2024	December 31, 2023.
Loss (profit) before taxes	(7,991,285)	(5,245,119)	5,113,751
Income tax and social contribution at nominal rate (34%)	2,717,037	1,783,340	(1,738,675)
Adjustments for calculating the effective rate
Interest in earnings of investees (non-taxable income)	(3,626,134)	(1,422,337)	672,947
Result of companies abroad	(105,143)	(93,121)	(62,870)
Granted income tax incentive	346,386	407,231	279,941
Interest on shareholders’ equity	(26,895)	(174,335)	(191,763)
Non-deductible expenses (donations, gifts, etc.)	(11,477)	(23,234)	(16,787)
Tax losses not recorded	(2,362,375)	(4,193,767)	(308,358)
ICMS benefit - extemporaneous tax credits	(1,263)	20,490	5,506
ICMS benefit - current year	—	(521)	68,409
Dividend income	—	—	254,260
Provision for non-realization of the benefit of the federal pact	—	—	(307,099)
Provision for non-realization of the benefit of the federative covenant - Interest and Fine	—	25,851	100,731
Selic on indebtedness	50,686	60,873	147,741
Rate differential (i)	454,416	534,837	805,725
Benefits of joining the Zero Litigation Program	—	—	23,276
Other	361,646	(115,829)	(7,410)
Income tax and social contribution (current and deferred)	(2,203,116)	(3,190,522)	(274,426)
Effective rate - %	27.57%	60.83%	(5.37% )

(i)	Difference in tax rate between the nominal rate of 34% and the effective rate applicable to entities that calculate the tax under the presumed profit regime.

b) Deferred income tax assets and liabilities:

Below are presented the tax effects of temporary differences that give rise to significant parts of the company's deferred tax assets and liabilities:

	Consolidated
	December 31, 2025	December 31, 2024
Active credits from:
Income taxes losses	1,777,782	1,699,262
Negative base of social contribution	590,380	560,110
Temporary differences:
Foreign exchange variation - Loans and borrowings	1,366,606	2,669,489
Provision for lawsuits	257,691	272,886
Impairment provision (Rumo Malha Oeste)	30,547	23,436
Post-employment benefit obligation	129,938	128,046
Provisions for uncertain tax credits and tax losses	53,662	44,202
Provision for non- recoverability of taxes	68,210	70,719
Share-based payment transactions	90,861	103,454
Lease	236,278	312,402
Unrealized loss with derivatives	696,110	390,622
Fair value adjustment on debts	32,268	—
Provisions for profit sharing	118,658	131,254
Business combination - Intangible assets	106,524	124,628
Business combination – Property, plant and equipment	1,854	1,854
Selic on undue payments	73,113	76,745
Other provisions	812,648	682,385
Deferred tax on pre-operating income	69,314	79,402
Regulatory current account	—	8,396
Other	170,404	245,221
Total	6,682,848	7,624,513
Deferred tax liabilities from:
Temporary differences
Exchange rate variation - Loans and borrowings	(24,778)	(347)
Provision for lawsuits	—	(107)
Useful life review	(839,880)	(531,081)
Business combination – fixed assets	(174,359)	(161,784)
Tax goodwill	(609,096)	(645,297)
Unrealized income with derivatives	(400,672)	(369,763)
Fair value adjustment on debt	(559,450)	(801,022)
Securities and bonds	(31,437)	—
Investment properties	(567,263)	(496,395)
Goods intended for sale	(11,906)	(962)
Effects on the formation of joint ventures	(33,776)	(167,196)
Business Combination – Intangible assets	(4,902,079)	(4,990,657)
Post-employment obligations	(4,815)	(4,810)
Lease	(11,101)	(11,557)
Provisions	(449,153)	(449,153)
Other	(484,440)	(472,592)
Total	(9,104,205)	(9,102,723)
Total deferred taxes recorded	(2,421,357)	(1,478,210)
Deferred tax assets	3,703,864	4,495,296
Deferred tax liabilities	(6,125,221)	(5,973,506)
Total deferred, net	(2,421,357)	(1,478,210)

The Company determined the period for offsetting its deferred tax assets on tax losses, social contribution negative basis and temporary differences based on the projection of its taxable income and long-term strategic planning, with the following realization expected as of December 31, 2025:

Consolidated
Within 1 year	1,338,555
1 to 2 years	284,141
2 to 3 years	525,531
3 to 4 years	342,253
4 to 5 years	204,872
5 to 8 years	628,567
8 to 10 years	379,945
3,703,864

c) Movements in deferred tax assets and liabilities:

	Consolidated
Asset	Tax loss and negative basis	Unrealized gains on derivatives	Provisions	Leases	Post-employment obligations	Intangible assets	Exchange rate variation - Loans and financing	Other	Total
Balance as of January 1, 2024	3,644,051	823,286	1,045,267	161,840	150,336	124,379	1,292,954	828,173	8,070,286
Credited / charged in the profit or loss	(1,343,586)	(433,630)	5,398	4,990	(22,290)	249	1,376,535	(181,847)	(594,181)
Other comprehensive income	—	966	—	145,572	—	—	—	—	146,538
Zero litigation	(41,093)	—	—	—	—	—	—	—	(41,093)
Business combination	—	—	42,963	—	—	—	—	—	42,963
Balance as of December 31, 2024	2,259,372	390,622	1,093,628	312,402	128,046	124,628	2,669,489	646,326	7,624,513
Credited / charged in the profit or loss	108,790	305,488	172,605	(76,124)	1,892	(18,104)	(1,302,883)	(75,621)	(883,957)
Business combination	—	—	(43,475)	—	—	—	—	—	(43,475)
Transfers	—	—	—	—	—	—	—	(14,233)	(14,233)
Balance as of December 31, 2025	2,368,162	696,110	1,222,758	236,278	129,938	106,524	1,366,606	556,472	6,682,848

	Consolidated
Liabilities	Effects on the formation of joint ventures	Unrealized gains on derivatives	Provisions	Post-employment obligations	Intangible assets	Property plant and equipment	Exchange rate variation - Loans and financing	Fair value adjustment	Other	Total
Balance as of January 1, 2024	(103,992)	(299,965)	(449,561)	(4,641)	(4,426,881)	(456,093)	(195,232)	(281,784)	(1,468,540)	(7,686,689)
Credited / charged in the profit or loss	(63,204)	(69,798)	301	(169)	126,999	(74,988)	194,885	(519,238)	(238,926)	(644,138)
Other comprehensive income	—	—	—	—	—	—	—	—	(45,513)	(45,513)
Business Combination	—	—	—	—	(690,775)	—	—	—	(35,608)	(726,383)
Balance as of December 31, 2024	(167,196)	(369,763)	(449,260)	(4,810)	(4,990,657)	(531,081)	(347)	(801,022)	(1,788,587)	(9,102,723)
Credited / charged in the profit or loss	133,420	(30,909)	107	(5)	88,578	(308,799)	(24,431)	241,572	(132,365)	(32,832)
Transfers	—	—	—	—	—	—	—	—	47,640	47,640
Other comprehensive income	—	—	—	—	—	—	—	—	(16,290)	(16,290)
Balance as of December 31, 2025	(33,776)	(400,672)	(449,153)	(4,815)	(4,902,079)	(839,880)	(24,778)	(559,450)	(1,889,602)	(9,104,205)
Total deferred taxes recognized										(2,421,357)

d) Unrecognized tax losses and temporary differences and Provision for non-realization of recoverable tax losses in the fiscal year

In the year ended December 31, 2025, the unrecognized deferred tax assets in respect of income tax and social contribution losses and temporary differences totaled R$ 8,560,792 (R$ 6,427,740 as of December 31, 2024), relating to tax losses and temporary differences. Currently, these amounts do not meet the requirements for accounting for deferred tax assets due to the lack of predictability of future taxable profit generation.

Management will continue to periodically monitor projections of future taxable profits and will adjust the provision as necessary, in accordance with changes in the Company's economic and financial conditions.

e) Uncertainties regarding the treatment of income tax

The Company is engaged in administrative and judicial discussions with the tax authorities in Brazil regarding certain interpretations and positions adopted in the calculation of Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”). The final determination of these issues is uncertain and may be influenced by factors beyond the Company's control, such as changes in case law and modifications to tax legislation.

In accordance with IFRIC 23 - Uncertainty Regarding the Treatment of Income Taxes, the Company assesses, for each uncertain tax position, whether it is probable that the tax authority will accept the treatment adopted or planned in the calculation of taxes.

Only in cases where the Company concludes that acceptance of the tax treatment by the competent authority is unlikely are the effects of uncertainty recognized, based on the best method for predicting the resolution of the issue — either the most probable value or the expected value.

The tax positions adopted by the Company are supported by opinions from specialized legal advisors. The Company is subject to review by the tax authorities regarding income tax for a period of up to ten years, depending on the jurisdiction in which it operates.

As of December 31, 2025, the total amount of assessments under dispute with the tax authorities related to these matters, for which it is probable that the tax authority will accept the uncertain tax treatment, was R$ 6,859,878 in the Consolidated (R$ 7,052,491 as of December 31, 2024).

Regarding probable tax contingencies, the Company has tax assessments issued by the Brazilian Federal Revenue Service and judicial proceedings related to: (a) disallowance of amortization of goodwill expenses based on expected future profitability arising from corporate transactions; (b) capital gain on the sale of an equity interest; (c) labor provisions; and (d) rectification of offsetting declarations due to partial restitution of credits subject to the offset request.

Pillar Two tax rule

Cosan Group has subsidiaries abroad in jurisdictions where the global minimum taxation rules (“Pillar Two” – Global Anti-Base Erosion Rules, or “GloBE Rules”) have been enacted and in effect since January 1, 2024, which may, under certain circumstances, result in the requirement to pay supplementary taxes (“top-up tax”) on profits earned in those jurisdictions.

Considering that entities consolidated by Cosan Group operating in Argentina, Spain, the United States, France, the Netherlands, Luxembourg, Paraguay, Portugal, the United Kingdom, Russia, and Switzerland may be directly or indirectly covered by this legislation, the Group carried out internal assessments to estimate its potential exposure to the GloBE Rules. These assessments were based on the most recent accounting and tax information available. Based on preliminary analyses and currently available information, the Group does not expect, any material impacts or the creation of significant obligations related to Pillar Two for the year ended December 31, 2025, without prejudice to revisions resulting from regulatory changes, applicable interpretative guidelines, and/or updates to the bases used.

In Brazil, the Additional Social Contribution on Net Income (“CSLL Additional Tax”) was established as part of the adaptation of Brazilian legislation to the GloBE Rules, through Law No. 15,079 of December 27, 2024, regulated by RFB Normative Instruction No. 2,228 of October 3, 2024, effective from January 1, 2025. The rule establishes a minimum effective tax rate of 15% for multinational groups that meet the legal criteria. Management has performed preliminary calculations based on currently available information from Brazilian subsidiaries, and there is no expectation of material impacts related to the CSLL Additional Tax.

Additionally, considering the simplifying rules foreseen under Pillar Two (safe harbors) and the expectation of their extension until 2027, Management does not foresee, at this time, any significant changes to the scenario currently observed until that date, nor any material effects associated with the application of supplementary taxes (top-up tax). Even though certain Group entities may not fully qualify under the simplifying rules and are subject to the full calculation of the GloBE Rules, the assessments carried out in both cases did not indicate material impacts or supplementary tax due. The possibility of regulatory changes, interpretative guidelines, and/or changes in the stage of implementation by applicable jurisdictions remains reserved.